Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
Class A Shares (TICKER STIAX)
Class B Shares (TICKER SINBX)
Class C Shares (TICKER SINCX)
Class F Shares (TICKER STFSX)
Institutional Shares (TICKER STISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Mark E. Durbiano, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451566 (3/13)
Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
Class A Shares (TICKER STIAX)
Class B Shares (TICKER SINBX)
Class C Shares (TICKER SINCX)
Class F Shares (TICKER STFSX)
Institutional Shares (TICKER TISX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Mark E. Durbiano, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino and replace it with the following:
“Mark E. Durbiano
Mark E. Durbiano has been the Fund's lead Portfolio Manager since March 2013 and is responsible for the day-to-day management, focusing on asset allocation. Mr. Durbiano joined Federated in 1982, is Head of Domestic High Yield Group, and he has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.”
March 22, 2013
Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451565 (3/13)
Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
Class A Shares (TICKER STIAX)
Class B Shares (TICKER SINBX)
Class C Shares (TICKER SINCX)
Class F Shares (TICKER STFSX)
Institutional Shares (TICKER STISX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino and replace it with the following:
“Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of February 28, 2013.
Mark Durbiano, Portfolio Manager
Types of Accounts Managed by Mark Durbiano	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	19/$8.6 billion	0/$0
Other Pooled Investment Vehicles	2/$58.9 million	0/$0
Other Accounts	2/$82.3 million	2/$175.4 million
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 25% Barclays Mortgage Backed Securities Index/40% Barclays U.S. Corporate High Yield Bond Index/25% Barclays Emerging Markets Debt Index/10% JPMorgan Non Dollar Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Durbiano serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
March 22, 2013
Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451567 (3/13)